Equity (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total number of ordinary shares [member]
Disclosure of classes of share capital [line items]
Outstanding, beginning of period	€ 53,172,513	€ 52,890,761	€ 47,325,438
Capital increase in cash - public offering			5,403,125
Expenses directly attributable to public offering			0
Capital increase via exercise warrants	487,840	281,752	162,198
Capital Increase Via Exercise of Convertible Bonds	508,904
Equity-settled share-based payment expense	€ 0	0	0
Merger With Ailanthus NV	13,428,688
Cancellation Treasury Shares Ailanthus NV	€ (13,428,688)
Outstanding, end of period	54,169,257	53,172,513	52,890,761
Total shareholders' capital [member]
Disclosure of classes of share capital [line items]
Outstanding, beginning of period	3,066	3,050	2,729
Capital increase in cash - public offering			312
Expenses directly attributable to public offering			0
Capital increase via exercise warrants	30	16	9
Capital Increase Via Exercise of Convertible Bonds	1,000
Equity-settled share-based payment expense	€ 0	0	0
Merger With Ailanthus NV	1,862
Cancellation Treasury Shares Ailanthus NV	€ (1,862)
Outstanding, end of period	4,096	3,066	3,050
Total share-premium [member]
Disclosure of classes of share capital [line items]
Outstanding, beginning of period	138,090	136,637	79,839
Capital increase in cash - public offering			59,575
Expenses directly attributable to public offering			(4,003)
Capital increase via exercise warrants	3,082	1,252	593
Capital Increase Via Exercise of Convertible Bonds	0
Equity-settled share-based payment expense	€ 103	201	633
Merger With Ailanthus NV	0
Cancellation Treasury Shares Ailanthus NV	€ 0
Outstanding, end of period	€ 141,275	€ 138,090	€ 136,637